April 3, 2009
VIA ELECTRONIC TRANSMISSION
U. S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk
Re: Performance Funds Trust (the “Trust”)
Preliminary Proxy Solicitation Materials
(File Nos. 33-46488 and 811-06603)
Dear Ladies and Gentlemen:
          Enclosed for filing on behalf of the Trust pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Schedule 14(a) information cover page, officer’s letter to shareholders, notice of meeting, proxy statement and form of proxy to be used in connection with a meeting of shareholders of the Trust scheduled to be held on May 27, 2009. The purpose of the meeting is to approve the liquidation of three portfolios.
     Please direct any questions you may have regarding this filing to my attention at (617) 824-1215 or, in my absence, to Michael P. Malloy, Esq. at (215) 988-2978.
Sincerely,
/s/ Curtis Barnes
Curtis Barnes
Secretary to the Registrant
cc: Michael P. Malloy, Esq.